Consolidated Statements of Changes in Equity - CAD ($) $ in Thousands	Total	Share Capital	Contributed Surplus	Warrants	Foreign Currency Translation Reserve	Deficit	Total Equity (Deficiency) Attributable to Owners of the Parent	Non-controlling Interests
Beginning balance at Dec. 31, 2018	$ (63,146)	$ 583,117	$ 21,923	$ 95,296	$ (1,252)	$ (755,688)	$ (56,604)	$ (6,542)
Net income (loss)	(206,753)					(205,709)	(205,709)	(1,044)
Foreign currency translation reserve	(398)				(398)		(398)
Reclassification of exchange differences on translation of foreign operations to consolidated statement of operations (note 6)	(1,449)				(1,449)		(1,449)
Issuance of shares (note 19a)	349,834	349,834					349,834
Share-based payments expense (note 19b)	22,030		22,030				22,030
Share-based compensation paid in cash (note 19b)	(421)		(421)				(421)
Issuance of warrants (note 19c)	560			560			560
Share and warrant issuance cost	(5,323)					(5,323)	(5,323)
Effect of changes in the ownership of a subsidiary and funding arrangements on non-controlling interests (note 20)						(331)	(331)	331
Ending balance at Dec. 31, 2019	94,934	932,951	43,532	95,856	(3,099)	(967,051)	102,189	(7,255)
Net income (loss)	(118,757)					(117,925)	(117,925)	(832)
Foreign currency translation reserve	253				253		253
Issuance of shares (note 19a)	31,755	31,755					31,755
Share-based payments expense (note 19b)	6,234		6,234				6,234
Exercise of stock options (note 19b)	82	167	(85)				82
Share-based compensation paid in cash (note 19b)	(40)		(40)				(40)
Shares issued pursuant to restricted share unit plan (note 19b)		9,764	(9,764)
Share issuance cost	(2,073)					(2,073)	(2,073)
Issuance of warrants (note 19c)	2,623			2,623			2,623
Exercise of warrants (note 19c)	1	2,624		(2,623)			1
Ending balance at Dec. 31, 2020	15,012	977,261	39,877	95,856	(2,846)	(1,087,049)	23,099	(8,087)
Net income (loss)	12,213					12,882	12,882	(669)
Foreign currency translation reserve	(120)				(120)		(120)
Reclassification of exchange differences on translation of foreign operations to consolidated statement of operations (note 6)	(44)				(44)		(44)
Share-based payments expense (note 19b)	4,252		4,252				4,252
Share-based compensation paid in cash (note 19b)	(20)		(20)				(20)
Shares issued upon conversion of debt (note 17)	2,588	2,588					2,588
Ending balance at Dec. 31, 2021	$ 33,881	$ 979,849	$ 44,109	$ 95,856	$ (3,010)	$ (1,074,167)	$ 42,637	$ (8,756)